ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current:
Accounts receivables	$ 757	$ 648
Finance lease receivables	126	108
Prepayments & other assets	45	30
Total current	928	786
Non-current:
Finance lease receivables	1,413	1,315
Restricted cash	107	79
Other assets	168	155
Total non-current	1,688	1,549
Brazil
Current:
Accounts receivables	$ 242	$ 200